Acquisition of Subsidiaries: Proforma Statement of Operations (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011
Details
Revenues, Castrovilla and Xnergy (proforma)					$ 8,682,109
Net loss, Castrovilla and Xnergy (proforma)					(7,244,198)
Proforma Revenue	2,705,700	1,770,047	8,936,869	5,434,094
Proforma Loss Before Income Taxes	(5,414,316)	(2,116,498)	(14,005,852)	(6,999,505)
Proforma Net Loss	$ (5,414,316)	$ (2,116,498)	$ (14,005,852)	$ (6,999,505)
Proforma Basic Loss per Share	$ (0.12)	$ (0.11)	$ (0.46)	$ (0.37)
Proforma Weighted Average Number of Common Shares Outstanding	45,140,963	19,014,439	30,138,004	18,688,056